Income taxes - Deferred tax rollforward (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	R$ 193,495	R$ 114,748
Recognized in the statement of profit or loss	128,362	78,747
Deferred tax from acquired companies	(5,126)
Deferred tax liability (asset)	R$ (316,731)	R$ (193,495)